Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Jun. 30, 2023 AUD ($)
Disclosure of detailed information about leases asset in right of use assets [line items]
Expense relating to short-term leases for which recognition exemption has been used	$ 6,539
Expense relating to leases of low-value assets for which recognition exemption has been used	$ 5,782
Bottom of range [member]
Disclosure of detailed information about leases asset in right of use assets [line items]
Rental Contracts Period	1 year
Extention Option Rental Contracts Period	3 months
Top of range [member]
Disclosure of detailed information about leases asset in right of use assets [line items]
Rental Contracts Period	3 years
Extention Option Rental Contracts Period	1 year
Lease Classification Threshold Amount	$ 12,000